Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Jul. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year							Value of Initial Fixed $100 Investment Based on:			Net Income(4)	Adjusted EBITDA(5)
	Summary Compensation Table Total for Current PEO(1)	CAP to Current PEO(1)(2)	Summary Compensation Table Total for Former PEO(1)	CAP to Former PEO(1)(2)	Average Summary Compensation Table Total for Other NEOs(1)	Average CAP to Other NEOs(1)(2)	Company Total Shareholder Return(3)		Spade Defense Index Total Shareholder Return(3)
2023	$255,967	$92,270	$836,533	$(22,242,077)	$813,657	$(1,656,080)	$43.06	$ 152.99	$152.99	$(28.30)	$132.30
2022	—	—	18,859,871	22,797,417	4,959,848	7,195,351	79.73	128.13	128.13	$11.30	$200.50
2021	—	—	4,949,119	1,559,821	1,709,461	597,369	82.20	136.60	136.60	$62.00	$201.90

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The PEOs and Other NEOs whose compensation is reported in the table above include the current and former officers disclosed in the table below.

Covered Officer or Group	Fiscal Year(s)	Name	Title
Current PEO	2023	William L. Ballhaus(a)	President and Chief Executive Officer
Former PEO	2021-2023	Mark Aslett(a)	Former President and Chief Executive Officer
Other NEOs	2023	Michele M. McCarthy(a)	SVP, Chief Accounting Officer and Former Interim Chief Financial Officer and Treasurer
	2023	Christine F. Harbison(a)	EVP, Chief Growth Officer
	2022-2023	James M. Stevison	EVP, President of Mission Systems
	2022-2023	Charles R. Wells	EVP, President of Microelectronics
	2021-2023	Michael D. Ruppert(a)	Former EVP, Chief Financial Officer and Treasurer
	2022	Thomas Huber	Former EVP, Chief Transformation Officer
	2021	Christopher C. Cambria	EVP, General Counsel and Secretary
	2021	Didier M.C. Thibaud	Former EVP, Chief Operating Officer
(a)    For a discussion of changes in employment, roles and responsibilities during fiscal 2023, see the Notes to the Summary Compensation Table beginning on page 68.

PEO Total Compensation Amount		$ 18,859,871	$ 4,949,119
PEO Actually Paid Compensation Amount		22,797,417	1,559,821
Adjustment To PEO Compensation, Footnote	CAP reflects the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted in accordance with the table below.

Covered Officer or Group	Fiscal Year	Summary Compensation Table Total	Deduction of Stock Awards Included in Summary Compensation Table Total		Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year(a)	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Forfeited in Covered Fiscal Year(b)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Compensation Actually Paid
Current PEO	2023	$255,967	$(190,967)	(c)	$137,530	$(55,394)	$—	$(54,866)	$92,270

Former PEO	2023	836,533	—		—	—	(21,075,879)	(2,002,731)	(22,242,077)
	2022	18,859,871	(16,981,781)		21,054,950	671,932	—	(807,555)	22,797,417
	2021	4,949,119	(3,732,297)		4,049,633	(3,677,514)	—	(29,120)	1,559,821
Other NEOs (group average)	2023	813,657	(361,958)		277,383	(875,095)	(1,313,428)	(196,639)	(1,656,080)
	2022	4,959,848	(2,745,023)		4,992,208	54,101	—	(65,783)	7,195,351
	2021	1,709,461	(1,078,205)		665,928	(693,131)	—	(6,684)	597,369
(a)    No LTI awards issued in any of the covered fiscal years vested within the same year.
(b)    Amounts reported in this column represent the fair value of unvested LTI awards forfeited by Messrs. Aslett and Ruppert by virtue of their resignations effective June 24, 2023 and February 17, 2023, respectively. For a further discussion, see "Compensation Discussion and Analysis—Resignations of Named Executive Officers During Fiscal 2023" on page 63. No other LTI awards failed to meet applicable vesting conditions during any of the covered fiscal years reported.
	(c) Represents a deduction for the aggregate grant date fair value of stock awards granted to Mr. Ballhaus in his capacity as a non-employee director during fiscal 2023. For a further discussion, see Notes 5 and 6 to the Summary Compensation Table beginning on page 68
Non-PEO NEO Average Total Compensation Amount	$ 813,657	4,959,848	1,709,461
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,656,080)	7,195,351	597,369
Adjustment to Non-PEO NEO Compensation Footnote	CAP reflects the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted in accordance with the table below.

Covered Officer or Group	Fiscal Year	Summary Compensation Table Total	Deduction of Stock Awards Included in Summary Compensation Table Total		Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year(a)	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Forfeited in Covered Fiscal Year(b)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Compensation Actually Paid
Current PEO	2023	$255,967	$(190,967)	(c)	$137,530	$(55,394)	$—	$(54,866)	$92,270

Former PEO	2023	836,533	—		—	—	(21,075,879)	(2,002,731)	(22,242,077)
	2022	18,859,871	(16,981,781)		21,054,950	671,932	—	(807,555)	22,797,417
	2021	4,949,119	(3,732,297)		4,049,633	(3,677,514)	—	(29,120)	1,559,821
Other NEOs (group average)	2023	813,657	(361,958)		277,383	(875,095)	(1,313,428)	(196,639)	(1,656,080)
	2022	4,959,848	(2,745,023)		4,992,208	54,101	—	(65,783)	7,195,351
	2021	1,709,461	(1,078,205)		665,928	(693,131)	—	(6,684)	597,369
(a)    No LTI awards issued in any of the covered fiscal years vested within the same year.
(b)    Amounts reported in this column represent the fair value of unvested LTI awards forfeited by Messrs. Aslett and Ruppert by virtue of their resignations effective June 24, 2023 and February 17, 2023, respectively. For a further discussion, see "Compensation Discussion and Analysis—Resignations of Named Executive Officers During Fiscal 2023" on page 63. No other LTI awards failed to meet applicable vesting conditions during any of the covered fiscal years reported.
	(c) Represents a deduction for the aggregate grant date fair value of stock awards granted to Mr. Ballhaus in his capacity as a non-employee director during fiscal 2023. For a further discussion, see Notes 5 and 6 to the Summary Compensation Table beginning on page 68
Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between the Combined CAP for our PEOs, the Average CAP for Other NEOs and the total shareholder returns set forth in the Pay Versus Performance Table on page 80 for our three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart illustrates the relationship between the Combined CAP for our PEOs, the Average CAP for Other NEOs and our net income results as set forth in the Pay Versus Performance Table on page 80 for our three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the relationship between the Combined CAP for our PEOs, the Average CAP for Other NEOs and our Adjusted EBITDA results as set forth in the Pay Versus Performance Table on page 80 for our three most recently completed fiscal years.
Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between the Combined CAP for our PEOs, the Average CAP for Other NEOs and the total shareholder returns set forth in the Pay Versus Performance Table on page 80 for our three most recently completed fiscal years.

Tabular List, Table

Most Important Financial Performance Measures for Fiscal 2023
Adjusted EBITDA	Revenue	Adjusted Free Cash Flow
Three-Year Adjusted EBITDA Margin	Three-Year Revenue Growth

Total Shareholder Return Amount	$ 43.06	79.73	82.20
Peer Group Total Shareholder Return Amount	152.99	128.13	136.60
Net Income (Loss)	$ (28,300,000)	$ 11,300,000	$ 62,000,000.00
Company Selected Measure Amount	132,300,000	200,500,000	201,900,000
PEO Name		Mark Aslett	Mark Aslett
Additional 402(v) Disclosure
As required by Item 402(v) of Regulation S-K (the "PVP Rules"), the following sets forth information regarding an amount referred to as "compensation actually paid" (or "CAP") to our current CEO, William L. Ballhaus, and to our former CEO, Mark Aslett, who collectively served as our principal executive officers (or "PEOs") during our three most recently completed fiscal years, and to our named executive officers other than the PEOs during this this period (our "Other NEOs") whose compensation is reported either in our Summary Compensation Table beginning on page 68, or in the Summary Compensation Tables that appear in our prior proxy statements that report on executive compensation during the covered period.
Our Summary Compensation Tables disclose the total compensation paid to our PEOs and Other NEOs during the reported fiscal years in accordance with SEC rules, including the grant date fair value of stock-based awards granted during each fiscal year. As detailed further below, CAP for our PEOs and Other NEOs is calculated by replacing the value of stock-based awards that appear in our Summary Compensation Tables with amounts that reflect annual changes in the fair value of the stock awards granted to or held by the covered officers, including for each covered fiscal year:
◦Grants of LTI Awards: the year-end fair value of the awards granted in the covered fiscal year that remain outstanding and unvested as of the end of the year;
•Vestings of LTI Awards: the change in fair value from the end of the prior fiscal year to the vesting date with respect to any awards granted in prior years that vested in the covered fiscal year;
◦Forfeitures of LTI Awards: the loss in fair value as of the end of the prior fiscal year with respect to any awards granted in prior years that were forfeited in the covered fiscal year; and
•Prior LTI Awards that Remain Outstanding: the change in fair value from the end of the prior fiscal year to the end of the covered fiscal year with respect to any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year.
Accordingly, a substantial portion of the amounts reported as CAP for the fiscal years indicated relate to unvested awards that are contingent upon unsatisfied service and performance requirements and that remain subject to stock price fluctuation. For a discussion of the amounts actually realized by our named executive officers upon the vesting of stock awards during fiscal 2023, see "— Options Exercised and Stock Vested" beginning on page 75.
    The "Compensation Discussion and Analysis" section of this proxy statement beginning on page 45 sets forth the factors considered by Committee (and with respect to our current CEO and our former CEO, the Board) when reviewing and setting the compensation of our named executive officers for fiscal 2023. The amounts reported below as CAP were not considered as part of this process.
	Total shareholder returns ("TSRs") are based on an initial $100 investment, measured on a cumulative basis from the market closing price on July 2, 2020 through the market close on the last trading day of each covered fiscal year in each of Mercury common stock and the Spade Defense Index. We use the Spade Defense Index both as a performance modifier under our PSAs granted in fiscal 2024 and in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report to shareholders.Amounts reported in millions.The table below provides an unranked list of the financial measures that we consider to have been the most important for fiscal 2023 in linking the compensation of our PEOs and Other NEOs to our performance. For a further discussion of how these measures are used to align payouts with performance, see "Compensation Discussion and Analysis—Elements of Target Pay—Annual Incentives" beginning on page 59, "Compensation Discussion and Analysis—Elements of Target Pay—Long-Term Incentives" beginning on page 61, and "Appendix B: Reconciliation of Non-GAAP Measures to GAAP Measures." The Committee does not consider the calculation of CAP as part of its executive compensation determinations; accordingly, the Committee does not actually use any financial performance measure specifically to link CAP to Company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have designated adjusted EBITDA as our Company-Selected Measure under the PVP Rules, which is reported in this table in millions. Adjusted EBITDA is the principal financial measure used under our AIP to align annual payouts with performance. Adjusted EBITDA is a non-GAAP financial measure that excludes the effects of pre-established categories of items that the Human Capital and Compensation Committee believes are not reflective of operating performance. These categories are identical to the adjustments that we use for the external reporting of our adjusted EBITDA results in our periodic earnings releases. For a further discussion, see "Compensation Discussion and Analysis—Elements of Target Pay—Annual Incentives" beginning on page 59 and "Appendix B: Reconciliation of Non-GAAP Measures to GAAP Measures." The Committee does not consider the calculation of CAP as part of its executive compensation determinations; accordingly, the Committee does not actually use any financial performance measure specifically to link CAP to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Three-Year Adjusted EBITDA Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Three-Year Revenue Growth
William L. Ballhaus [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 255,967
PEO Actually Paid Compensation Amount	$ 92,270
PEO Name	William L. Ballhaus
Mark Aslett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 836,533
PEO Actually Paid Compensation Amount	$ (22,242,077)
PEO Name	Mark Aslett
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (16,981,781)	$ (3,732,297)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		21,054,950	4,049,633
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		671,932	(3,677,514)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(807,555)	(29,120)
PEO | William L. Ballhaus [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (190,967)
PEO | William L. Ballhaus [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	137,530
PEO | William L. Ballhaus [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,394)
PEO | William L. Ballhaus [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William L. Ballhaus [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,866)
PEO | Mark Aslett [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Aslett [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Aslett [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Aslett [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,075,879)
PEO | Mark Aslett [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,002,731)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(361,958)	(2,745,023)	(1,078,205)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,383	4,992,208	665,928
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(875,095)	54,101	(693,131)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,313,428)	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (196,639)	$ (65,783)	$ (6,684)